Cover	Feb. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2023
Entity File Number	333-208814
Entity Registrant Name	SATIVUS TECH CORP.
Entity Central Index Key	0001661600
Entity Tax Identification Number	47-2847446
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Bethesda Metro Center
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	800
Local Phone Number	608-6432
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false